CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 86,831	$ 92,602	$ 64,292
Cost of revenues	48,070	52,299	32,967
Gross profit	38,761	40,303	31,325
Operating expenses:
Research and development, net	6,373	6,852	6,558
Selling and marketing	16,902	18,557	18,158
General and administrative	9,447	11,139	7,853
Total operating expenses	32,722	36,548	32,569
Operating income (loss)	6,039	3,755	(1,244)
Financial income (expenses), net	(1,667)	1,361	(3,961)
Income (loss) before income taxes	4,372	5,116	(5,205)
Taxes on income	1,553	2,072	1,695
Net income (loss)	2,819	3,044	(6,900)
Less - net income attributable to redeemable non-controlling interests and non-controlling interests	(526)	(95)	(14)
Net income (loss) attributable to Magal shareholders	$ 2,293	$ 2,949	$ (6,914)
Basic income (loss) per share	$ 0.07	$ 0.12	$ (0.30)
Diluted income (loss) per share	$ 0.07	$ 0.12	$ (0.30)